Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Income Tax Expense

	2022	2021	2020
Current taxes expense -
Current period	$(45,561)	$(8,892)	$(14,032)
Adjustment for prior period	626	2,397	162

	$(44,935)	$(6,495)	$(13,870)
Deferred taxes expenses -
Origination and reversal of temporary differences	4,759	(3,991)	37,587

Total income tax	$(40,176)	$(10,486)	$23,717

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2022	2021	2022	2021	2020
Deferred tax liabilities
Maintenance deposits	$(11,945)	$(17,918)	$(5,973)	$(5,973)	$(5,972)
Prepaid dividend tax	(5,801)	(2,003)	3,798	2,003	(7,403)
Property and equipment	944	1,502	558	606	(5,004)
Other	(1,738)	(1,879)	(141)	379	(3,190)
Set off tax	1,969	1,516	(453)	(423)	362

	$(16,571)	$(18,782)	$(2,211)	$(3,408)	$(21,207)
Deferred tax assets
Provision for return conditions	$9,807	$8,564	$(1,243)	$4,101	$(2,570)
Air traffic liability	2,686	2,462	(224)	24	(447)
Other provisions	1,946	2,109	161	(1,485)	6,202
Tax loss	18,273	16,577	(1,695)	4,336	(19,203)
Set off tax	(1,969)	(1,516)	453	423	(362)

	$30,743	$28,196	$(2,548)	$7,399	$(16,380)

	$14,172	$9,414	$(4,759)	$3,991	$(37,587)

Summary of Reconciliation of Effective Tax Rate

Reconciliation of the effective tax rate is as follows:

	Tax rate	2022	Tax rate	2021	Tax rate	2020
Net profit (loss)		$348,054		$43,844		$(607,062)
Total income tax expense		40,176		10,486		(23,717)

Profit (loss) excluding income tax		388,230		54,330		(630,779)

Income taxes at Panamanian statutory rates	25.0%	97,057	25.0%	13,583	25.0%	(157,695)

Stations - Taxable / Panama	(16.8%)	(65,384)	15.4%	8,379	(13.2%)	83,071
Stations - Taxable / Non Panama	0.2%	945	10.3%	5,605	(1.5%)	9,850
Stations - Non Taxable / Non Panama	(2.3%)	(8,961)	(27.0%)	(14,684)	(5.3%)	33,728
Dividend tax	4.4%	17,145	0.0%	—	(1.2%)	7,491
Over provided in prior periods	(0.1%)	(626)	(4.4%)	(2,397)	0.0%	(162)

Provision for income taxes	10.4%	$40,176	19.3%	$10,486	3.8%	$(23,717)